Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 933,269,606
Ending balance	1,055,279,177	$ 933,269,606
Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	15,972,421	2,924,125
Transfers	(1,820,641)
Transfers		11,988,268
Recognition	23,073,263	43,905,475
Derecognition	(27,523,204)	(38,673,775)
Income (Loss)	2,591,591	(932,806)
Inflation Effect	(3,840,632)	(3,238,866)
Ending balance	8,452,798	15,972,421
Government securities [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	7,069,005	983,085
Transfers	(1,734,412)
Transfers		9,025,790
Recognition	18,522,437	24,808,830
Derecognition	(22,946,325)	(26,392,026)
Income (Loss)	915,243	(1,247,071)
Inflation Effect	(1,625,180)	(109,603)
Ending balance	200,768	7,069,005
Corporate Securities [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	251,671	1,659,863
Transfers	123,615	29,357
Recognition	3,850,367	8,855,903
Derecognition	(2,996,313)	(9,903,261)
Income (Loss)	99,825	372,290
Inflation Effect	(171,148)	(762,481)
Ending balance	1,158,017	251,671
Derivative financial instruments [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,266,836
Recognition		1,743,456
Income (Loss)	686,568
Inflation Effect	(336,301)	(476,620)
Ending balance	1,617,103	1,266,836
Financial assets pledged as collateral [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	13,362,055
Ending balance	16,681,884	13,362,055
Financial assets pledged as collateral [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,405,002
Transfers	(209,844)
Transfers		2,962,544
Recognition	700,459	1,299,228
Derecognition	(1,580,566)	(2,378,488)
Income (Loss)	(162,288)	(496,746)
Inflation Effect	(152,763)	18,464
Ending balance		1,405,002
Investments in Equity Instruments [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	5,979,907	281,177
Transfers		(29,423)
Recognition		7,198,058
Income (Loss)	1,052,243	438,721
Inflation Effect	(1,555,240)	(1,908,626)
Ending balance	$ 5,476,910	$ 5,979,907